Deposits and Prepayments (Details) - Schedule of Deposits and Prepayments - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Deposits and Prepayments [Abstract]
Prepayments – outside parties	€ 59,268	€ 82,027
Other assets		262,684
Prepayments – related parties		96,744
Total	€ 59,268	€ 441,455